May 6, 2026

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: iShares U.S. Carbon Transition Readiness Aware Active ETF and iShares World ex U.S.

Carbon Transition Readiness Aware Active ETF, each a series of BlackRock ETF Trust

Post-Effective Amendment No. 167 to the Registration Statement on Form N-1A

(Securities Act File No. 333-228832, Investment Company Act File No. 811-23402)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock ETF Trust (the “Registrant”), on behalf of its series iShares U.S. Carbon Transition Readiness Aware Active ETF and iShares World ex U.S. Carbon Transition Readiness Aware Active ETF (the “Funds”), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 167 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 167 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on May 4, 2026.

Sincerely,

BlackRock ETF Trust

/s/ Janey Ahn
Janey Ahn
Secretary of the Registrant